Equipment Disclosure	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Notes
Equipment Disclosure

NOTE 5 - EQUIPMENT

Changes in the net book value of the equipment at November 30, 2020 and May 31, 2020 are as follows:

	November 30, 2020	May 31, 2020
Book value, beginning of the period	$1,836	$1,281
Changes during the period	1,574	2,463
Amortization	1,368	1,846
Foreign exchange	96	(62)
Book value, end of the period	$2,138	$1,836

NOTE 6 - EQUIPMENT

Changes in the net book value of the equipment at May 31, 2020 and 2019 are as follows:

	May 31, 2020	May 31, 2019
Book value, beginning of the year	$1,281	$-
Changes during the period	2,463	1,915
Amortization	1,846	580
Foreign exchange	(62)	(54)
Book value, end of the year	$1,836	$1,281